Consolidated Income Statements (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Interest income	¥ 1,424,087	¥ 843,712
Interest expense	573,910	139,973
Net interest income	850,177	703,739
Fee and commission income	607,546	608,157
Fee and commission expense	112,737	113,484
Net fee and commission income	494,809	494,673
Net trading income	565,037	94,980
Net income from financial assets and liabilities at fair value through profit or loss	171,708	97,643
Net investment income (loss)	(4,915)	62,549
Other income	85,818	52,595
Total operating income	2,162,634	1,506,179
Impairment charges on financial assets	88,025	18,770
Net operating income	2,074,609	1,487,409
General and administrative expenses	948,612	879,731
Other expenses	162,686	126,224
Operating expenses	1,111,298	1,005,955
Share of post-tax profit of associates and joint ventures	61,241	27,899
Profit before tax	1,024,552	509,353
Income tax expense	247,158	140,759
Net profit	777,394	368,594
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	762,185	361,393
Non-controlling interests	9,603	1,836
Other equity instruments holders	¥ 5,606	¥ 5,365
Earnings per share:
Basic	¥ 555.91	¥ 263.66
Diluted	¥ 555.72	¥ 263.55